Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Feb. 06, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
At each February meeting, it is the HR&CC’s long-standing practice to review Kemper’s results for the previous fiscal year, review the Company’s financial plan and strategy for the upcoming fiscal year, and based on those reviews approve awards under the LTI Plan for the upcoming fiscal year. Kemper’s LTI Plan includes option awards (and accompanying SARs), which are granted with an exercise price equal to the closing market price of our Common Stock on the grant date.
The timing of the HR&CC’s meeting, and thus the grant date for awards under the LTI Plan, is based on this historic practice and the meeting schedule does not take into account the timing of the Company’s release of earnings results or filings required by the Securities Exchange Act of 1934, which may contain material nonpublic information. HR&CC meetings are scheduled to coincide with meetings of the Board, which are scheduled for the first Wednesday in February of each year. The Company’s practice is to not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Other than grants made in connection with hiring or promotion, equity awards are granted to NEOs at the same time that equity awards are granted to all other employees who are eligible for such awards.
Consistent with this long-time practice, the HR&CC made awards of option to our NEOs in February 2025 in the period beginning four business days before our filing of a periodic report on Form 10-K or Form 10-Q or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information (other than a current report on Form 8-K disclosing a material new stock option award under Item 5.02(e) of such Form 8-K), and ending one business day after the filing or furnishing of such report (the “Designated Periods”). Pursuant to SEC Rules, we are providing the following information relating to options awarded to NEOs in the Designated Periods occurring in 2025:

Name	Grant Date	Number of Securities Underlying the Award (#)	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award ($)	Percentage Change in the Closing Market Price of the
Securities Underlying the Award Between the Trading
Day Ending Immediately Prior to the Disclosure of
Material Nonpublic Information and the Trading Day
Beginning Immediately Following the Disclosure of
					Material Nonpublic Information
Joseph P. Lacher, Jr.	2/6/2024	86,701	57.67	1,626,714	0.71%
Bradley T. Camden	2/6/2024	17,947	57.67	336,728	0.71%
John M. Boschelli	2/6/2024	15,607	57.67	292,824	0.71%
Matthew A. Hunton	2/6/2024	17,947	57.67	336,728	0.71%
Duane A. Sanders	2/6/2024	18,728	57.67	351,381	0.71%

Award Timing Method
At each February meeting, it is the HR&CC’s long-standing practice to review Kemper’s results for the previous fiscal year, review the Company’s financial plan and strategy for the upcoming fiscal year, and based on those reviews approve awards under the LTI Plan for the upcoming fiscal year. Kemper’s LTI Plan includes option awards (and accompanying SARs), which are granted with an exercise price equal to the closing market price of our Common Stock on the grant date.
The timing of the HR&CC’s meeting, and thus the grant date for awards under the LTI Plan, is based on this historic practice and the meeting schedule does not take into account the timing of the Company’s release of earnings results or filings required by the Securities Exchange Act of 1934, which may contain material nonpublic information. HR&CC meetings are scheduled to coincide with meetings of the Board, which are scheduled for the first Wednesday in February of each year. The Company’s practice is to not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
	Other than grants made in connection with hiring or promotion, equity awards are granted to NEOs at the same time that equity awards are granted to all other employees who are eligible for such awards.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
The timing of the HR&CC’s meeting, and thus the grant date for awards under the LTI Plan, is based on this historic practice and the meeting schedule does not take into account the timing of the Company’s release of earnings results or filings required by the Securities Exchange Act of 1934, which may contain material nonpublic information. HR&CC meetings are scheduled to coincide with meetings of the Board, which are scheduled for the first Wednesday in February of each year. The Company’s practice is to not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award (#)	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award ($)	Percentage Change in the Closing Market Price of the
Securities Underlying the Award Between the Trading
Day Ending Immediately Prior to the Disclosure of
Material Nonpublic Information and the Trading Day
Beginning Immediately Following the Disclosure of
					Material Nonpublic Information
Joseph P. Lacher, Jr.	2/6/2024	86,701	57.67	1,626,714	0.71%
Bradley T. Camden	2/6/2024	17,947	57.67	336,728	0.71%
John M. Boschelli	2/6/2024	15,607	57.67	292,824	0.71%
Matthew A. Hunton	2/6/2024	17,947	57.67	336,728	0.71%
Duane A. Sanders	2/6/2024	18,728	57.67	351,381	0.71%

Lacher, Jr. [Member]
Awards Close in Time to MNPI Disclosures
Name		Joseph P. Lacher, Jr.
Underlying Securities		86,701
Exercise Price | $ / shares		$ 57.67
Fair Value as of Grant Date | $		$ 1,626,714
Underlying Security Market Price Change		0.0071
Camden [Member]
Awards Close in Time to MNPI Disclosures
Name		Bradley T. Camden
Underlying Securities		17,947
Exercise Price | $ / shares		$ 57.67
Fair Value as of Grant Date | $		$ 336,728
Underlying Security Market Price Change		0.0071
Boschelli [Member]
Awards Close in Time to MNPI Disclosures
Name		John M. Boschelli
Underlying Securities		15,607
Exercise Price | $ / shares		$ 57.67
Fair Value as of Grant Date | $		$ 292,824
Underlying Security Market Price Change		0.0071
Hunton [Member]
Awards Close in Time to MNPI Disclosures
Name		Matthew A. Hunton
Underlying Securities		17,947
Exercise Price | $ / shares		$ 57.67
Fair Value as of Grant Date | $		$ 336,728
Underlying Security Market Price Change		0.0071
Sanders [Member]
Awards Close in Time to MNPI Disclosures
Name		Duane A. Sanders
Underlying Securities		18,728
Exercise Price | $ / shares		$ 57.67
Fair Value as of Grant Date | $		$ 351,381
Underlying Security Market Price Change		0.0071